CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Assets [abstract]
Non-current assets	$ 716,886,000	$ 764,127,000
Intangible assets	211,202,000	230,104,000
Goodwill	154,989,000	153,144,000
Property, plant and equipment	123,940,000	152,195,000
Non-current financial assets	95,531,000	90,076,000
Trade and other receivables	19,148,000	21,677,000
Other taxes receivable	6,061,000	7,282,000
Other non-current financial assets	65,070,000	60,222,000
Derivative financial instruments	11,313,000	8,177,000
Deferred tax assets	125,163,000	131,326,000
Trade and other current receivables	342,075,000	410,534,000
Current assets	496,467,000	566,178,000
Trade and other receivables	315,654,000	388,565,000
Current income tax receivable	26,421,000	21,969,000
Other taxes receivable	8,019,000	7,308,000
Other current financial assets	891,000	1,810,000
Cash and cash equivalents	133,526,000	141,762,000
Total Assets	1,213,353,000	1,330,305,000
Equity and liabilities [abstract]
Total Equity	340,092,000	377,839,000
Non-controlling interests	8,541,000	9,476,000
Owners of the parent company	331,551,000	368,363,000
Share capital	49,000	48,000
Reserve for acquisition of non-controlling interest	(23,531,000)	(23,531,000)
Share premium	615,288,000	639,435,000
Treasury Shares	8,178,000	0
Retained losses	(16,325,000)	(94,535,000)
Translation differences	(257,122,000)	(170,063,000)
Cash flow/net investment hedge	8,404,000	9,594,000
Stock-based compensation	12,966,000	7,415,000
Non-current liabilities	528,869,000	582,870,000
Deferred tax liabilities	30,221,000	43,942,000
Debt with third parties	408,426,000	439,731,000
Derivative financial instruments	682,000	5,140,000
Provisions and contingencies	51,174,000	61,186,000
Non-trade payables	14,391,000	8,094,000
Option for the acquisition of non-controlling interest	20,830,000	23,752,000
Other taxes payable	3,145,000	1,025,000
Current liabilities	344,392,000	369,596,000
Debt with third parties	51,342,000	46,560,000
Derivative financial instruments	0	1,212,000
Trade and other payables	274,000,000	302,756,000
Trade payables	76,912,000	94,078,000
Income tax payables	10,615,000	8,058,000
Other taxes payables	78,511,000	86,166,000
Other non-trade payables	107,962,000	114,454,000
Current provisions	19,050,000	19,068,000
Total Equity and liabilities	$ 1,213,353,000	$ 1,330,305,000